Manor Investment Funds, Inc.
                                 15 Chester Commons
                                 Malvern, PA  19355

                                                           June 30, 2000
            Dear Fellow Shareholders:

                 I am pleased to report that shareholder assets invested
            in Manor Investment Funds, Inc. have grown to over $5.5 million, a 20% increase since year-end. The increase in assets was driven by shareholder investment in our funds and investment performance. I thank each and every one of you for contributing to our success.

                 This report provides  a listing of fund assets for each
            portfolio, financial statements for each fund since year-end, top holdings, industry sectors, a chart of performance and a performance table for each fund.

             Late Inning Rally

                 The stock  market improved in the  closing weeks of the
            quarter, trimming earlier losses and positioning itself for a future rally. Like slumping hitters facing a weak bullpen, the comeback started slowly. It doesn't take much to score runs with a couple of walks and timely base hits. With some smart base running the comeback can turn into a full-fledged rally.

                 The stock  market was way behind  after suffering sharp
            declines during March. Problems continued in the second quarter, as the market could not string together enough good news to get a rally going, despite several attempts. Every rebound seemed to be thwarted by bad news from individual companies or investor jitters. After swinging back and forth from a high of 11,400 to a low of 10,200 the Dow managed to close above 10,450 by the end of the quarter.

                  Whenever the market needed a big hit, somebody threw a
            curveball. First it was the Fed, raising interest rates and slowing the economy. At the same time gasoline prices spiked to new highs, spreading the fear of inflation. Then Judge Jackson proposed harsh penalties in the Microsoft antitrust litigation while regulators raised opposition to several large merger proposals. It is not surprising that investors were hesitant to swing for the fences.

                 But  all  things considered,  the  stock market  didn't
            strike out completely. The gut wrenching volatility typical of previous declines was absent this time. Within the decline, stocks seemed to show strength by not making substantial new lows. In the end, the small rebound at quarter-end could be the beginning of a second half rally, if corporate profits do not deteriorate, and if economic growth and inflation pressures moderate, allowing the Fed to end the string of interest rate hikes.


            The Manor Fund

                 The Manor  Fund is  positive for the  year-to-date, and
            continues to outperform the S&P 500, despite losing some ground in this difficult quarter. The Fund was helped by strong performance from Pfizer, Mellon Bank, and Merck.
            Pfizer and Merck performed well because of their strong product portfolios, and the fact that drug stocks are viewed as defensive investments in difficult markets. Mellon performed well in an environment that was unfavorable for financial stocks. These stocks do not do well when interest rates are rising because their cost of borrowing increases. Mellon also has substantial investment management and mutual fund divisions, which struggle when the financial markets decline. It is interesting that Mellon and several of the other financial holdings in the fund portfolios did well; indicating that the string of interest rate hikes by the Fed may be nearing an end.

                 The Manor  Fund portfolio was hurt  by poor performance
            by Cisco Systems, Honeywell, and General Motors. Cisco declined after a strong run up over the past two quarters. Honeywell seems to be having trouble digesting its merger with Allied Signal, and the stock price was hurt when they pre-announced an earnings shortfall recently. General
            Motors is an economically sensitive company whose stock suffers when the Fed raises interest rates to slow the economy.


            The Growth Fund

                 The Growth Fund  is also positive for the year-to-date,
            and continues to outperform the S&P 500, despite losing some ground in this difficult quarter. This portfolio now has a full year of performance and continues to outperform its peer group of mutual funds, the S&P 500 and the S&P Mid-Cap index, since inception. The Fund was helped by strong performance from Ivax, Global Marine, and T. Rowe Price. Ivax rallied on strong earnings growth, a result of new products in the market place. Global Marine rebounded when higher oil prices provided an incentive for additional oilfield exploration which was deferred last year when oil prices were at their lows. T. Rowe Price, a distributor of mutual funds, rallied despite the difficult market as investors recognized the benefits of their consistent cash flow.

                 Global Crossing, Microsoft, and Sensormatic Electronics
            hurt the Growth Fund portfolio. Global Crossing declined when investors became concerned by increased competition in the long distance voice and data communications market.
            Microsoft declined after an unfavorable ruling in the ongoing antitrust case. Sensormatic declined as part of the general decline in technology stocks.


            The Bond Fund

                 The Bond  Fund rose 1.39%  during the quarter,  in line
            with other mutual funds in the Lipper US Government Fund Index. The Fund's portfolio of US Treasury Notes continues to be somewhat conservative with an average yield of 5.84% and average maturity of 3.4 years. I expect to extend the average maturity of the portfolio now that the Fed rate hikes have pushed yields to more attractive levels.


            Bonus Ball

                 The recent market  activity has some positive benefits.
            Stock valuations are more reasonable relative to earnings. The Fed has started to see the impact of its series of rate hikes, and seems to be evaluating carefully as to the need for another. Oil prices stopped their rise, reducing inflationary pressures, while at the same time contributing to the slowdown in economic growth. If we get some decent earnings reports during the month of July the market could rally back with some nice gains, and position itself to win the game with better returns through the latter portion of the year.

                                Sincerely,
                                Daniel A. Morris




Manor Fund     Portfolio of Investments   June 30, 2000


        						Shares     Market
 COMMON AND PREFERRED STOCK  96.3 %            		Value

 Consumer Staples 4.6 %
		Pepsico                 	1,560    $69,323
            Tribune Co.             	1,710     59,850
                   	                           129,173
 Retail 5.2 %
            McDonalds                     3,030     99,801
           	RadioShack Corp               1,000     47,375
            	           			   	   147,176

 Medical 9.4 %
           	Merck                    	1,600    122,600
           	Pfizer		       	2,970    142,560
             						   265,160

 Automobile 3.5 %
            General Motors		 	1,690     98,126
            						    98,126

Basic Materials 3.2%
            Dupont				2,050     89,687
								    89,687

Industrial Products 3.8 %
            Tyco Intl Ltd.		 	2,240    106,120
								   106,120

Construction      2.7%
            Masco                   	4,210     76,043
            						    76,043

Multi-Industry 11.9 %
            General Electric         	4,650    246,450
		Honeywell Corporation         2,610     87,924
            						   334,374
Computer  36.6 %
            America Online                1,660     87,565
            Cisco Systems 		      4,940    313,999
		Hewlett- Packard 		        980    122,377
            Intel 			      2,160    288,765
            Intl. Bus. Machines           1,980    216,934
            						 1,029,640

Oils 1.8 %
          Chevron                   	  600     50,888
            						    50,888
Finance 11.3 %
          Allstate Insurance      		2,720     60,520
          Citigroup 			      2,100    126,525
          Mellon Bank                     3,560    129,717
            						   316,762
Transportation 2.3 %
          Delta Airlines                  1,260     63,709
            						    63,709
                                                  ________
                                                $2,706,858

Cash and Cash Equivalents 3.7 %
         FNB CC Demand Deposit                          20
         FNB CC Investor Choice  			   102,802
								   102,822
							       __________

Total Portfolio 100 %                           $2,809,680


             Manor Fund


Top Five Holdings    June 30, 2000
Company       	Industry       % of Net Assets
Cisco Systems 	Computer         	11.2 %
Intel         	Computer         	10.3 %
General       	Multi-Industry   	 8.8 %
IBM           	Computer           7.7 %
Pfizer        	Medical            5.1 %



Top Five Industries   June 30, 2000
Industry         	   % of Net Assets

Computer           	36.6 %
Multi-Industry          11.9 %
Finance            	11.3 %
Medical             	 9.4 %
Retail              	 5.2 %




					Total     Total      Total
                              Return    Return     Return
                            3 Months  6 Months    Since Inception

Manor Fund      			-5.04 %    0.47 %    13.32 %
Lipper Large-Cap Core		-2.88 %    1.26 %    16.47 %
S&P 500Index      		-2.65 %   -0.41 %    24.14 %




 Growth Fund     Portfolio of Investments       June 30,2000

							Shares       Market
									  Value

COMMON AND PREFERRED STOCK   87.8%

Consumer Staples 1.0 %
       Jones New York         		  780      	$18,330
								    	 18,330
Consumer Discretionary 0.8 %
       Cablevision                          220  	 14,932
            						       14,932
Retail 1.4 %
       Bergen Brunswig      			1,900        10,450
       Charming Shoppes     			2,730        13,906
       Homeseekers.com        		  770         2,334
                           				       26,690
Medical 12.0 %
       Biogen                 		  980        63,210
       Ivax Corp            			3,985       165,378
								      228,588
Automobile 0.8 %
       Lear Corp               		  740        14,800
                                                    	 14,800
Industrial Products 3.3 %
       Sensormatic Electronics 	    	3,940        62,301
                                                    	 62,301
Computer 36.8 %
       BMC Softwar         			1,500        54,726
       Cisco Systems         			  620        39,409
       Dell Computer       			1,570        77,420
       Intel                 			  990       132,351
       Microsoft Corp.       			  960        76,800
       Oracle                			  860        72,294
       Sun Microsystems        		1,220       110,944
       Xilinx               			1,600       132,100
                                                      696,044
Oils 4.4 %
       Global Marine       			2,500        70,469
       Ultramar Dia. Shamrock	              550        13,647
                                                       84,116

Finance 3.9 %
        Bear Stearns            		  950    	 39,544
        T. Rowe Price           		  790     	 33,575
                                                       73,119
Utilities  8.6 %
	  CTC Communications    		1,860        66,960
        Global Crossing Ltd   		1,890        49,731
        Worldcom, Inc         		1,040        47,710
                                                      164,401
Transportation 1.0 %
        Tidewater                           500        18,000
                                                       18,000
Other 8.5 %
        Mid Cap SPDR Trust           	  640        56,800
        Nasdaq 100 Dep. Trust        	  520        48,457
        S&P 500 SPYDER               	  380        55,207
                                                      160,464
                                                    __________
                                                    1,561,785

Cash and Cash Equivalents  12.2 %
         FNB CC InvestorChoice           231,578
         Tsy Note 5.750% Due 11-15-00    100,000       99,781
              Accrued Interest                            719
                                                      332,078
                                                    _________

Total Portfolio 100 %                             $ 1,893,863




                         Growth  Fund


Top Five Holdings    June 30, 2000
Company         	Industry    	% of Net Assets
Ivax              Medical             8.7 %
Intel             Computer            7.0 %
Xilinx            Computer            7.0 %
Sun Microsystems  Computer            5.9 %
Microsoft         Computer            4.1 %


Top Five Industries    June 30, 2000
Industry      	% of Net Assets
Computer           36.8%
Medical            12.0 %
Utilities           8.6 %
Oils                4.4 %
Finance             3.9 %


                               Total     Total      Total
                              Return    Return     Return
                            3 Months  6 Months      Since
                                                Inception

Growth Fund      			-5.62 %    4.52 %    22.50 %
Lipper Multi-Cap Growth		-6.83 %    6.55 %    21.03 %
S&P Mid Cap Index      		-3.30 %    8.97 %    16.97 %



Bond Fund    Portfolio of Investments 	June 30, 2000

            				   Shares       Market Value
Government Bonds  82.6%

US Treasury Notes
       5.750 %   Due 11/15/2000         100,000       $99,781
       5.250 %   Due  5/31/2001         130,000       128,619
       5.500 %   Due  7/31/2001         100,000        99,000
       5.250 %   Due  5/15/2004          30,000        29,681
       5.875 %   Due 11/15/2005         100,000        98,250
       5.500 %   Due  5/15/2009         100,000        95,688
       6.000 %   Due  8/15/2009         100,000        99,250

Accrued Interest                                        7,420
                                                    _________
Total Bonds                                          $657,689

Cash and Cash Equivalents 17.4 %
	FNB WC Investor Choice                    	138,332
                                              	    _________
Total Portfolio  100 %
                                                    $ 796,021



Bond Fund        Top Holdings       June 30, 2000

Security                				% of Net
								Assets
US Treasury Note 5.25%  due 5/01 			16.2 %
US Treasury Note 5.75% due 11/00           	12.6 %
US Treasury Note 6% due 8/09               	12.5 %
US Treasury Note	5.5% due 7/01             	12.4 %
US Treasury Note  5.875%  due 11/05             12.3 %


                          Total         Total          Total
				  Return        Return         Return
                                                       Since
				  3 Months      6 Months       Inception

Bond Fund            	  1.39 %        3.33 %         3.57 %
Lipper
US Government	        1.43 %        3.95 %         4.28 %
Lehman Intermediate
 Government               1.80 %        3.54 %         4.61 %









                            Manor Investment Funds, Inc.
                        STATEMENT OF ASSETS AND LIABILITIES
                                   June 30, 2000

                         Manor Fund    Growth Fund    Bond Fund

ASSETS

Investments in
Securities, at
fair value        	$2,706,858     $1,662,2885     $657,68

Cash                 	   102,822         231,578     138,332

Dividends & Interest
Receivable                     184             922         553

	Total Assets       2,809,864       1,894,785     796,574

LIABILITIES

Accrued expenses           (2,321)          (4,674)        (80)
				  ________        _________    ________
Total Liabilities          (2,321)          (4,674)        (80)
                          ________       _________    ________

NET ASSETS

Net assets             	$2,812,185     $1,899,459     $796,654


                            Manor Investment Funds, Inc.
                        STATEMENT OF ASSETS AND LIABILITIES
                                   June 30, 2000

                         Manor    	    Growth    	  Bond
                         Fund      	    Fund     	  Fund
Investment Income

     Dividends         $  16,279       $   2,413         -

     Interest              1,110           4,620      13,078

     Accrued Income           87             809           326

     Total Investment
     Income            $  17,476        $  7,842      $ 13,404

Expenses
     Advisory &
     Management Fee    $  14,542        $  7,108      $  1,409

     Custodian Fee           579           1,251           480

     Professional Fee     11,351           8,609         1,816

     Accrued Expense
     Change               (4,871)         (5,012)         (564)

     Total Expenses       21,601          11,956         3,141
                         ________        _________     ________

Net Investment Income
Realized & Unrealized
Gain/(Loss) on
Investments               (4,125)         (4,114)       10,263

Net Realized Gain/
(Loss)on Investments     (44,089)        (22,242)          -

Change in unrealized
appreciation of
investments               56,140          88,459        11,843

Net gain on
investments               12,051          66,217        11,843

                         ________        _________     ________
Net Increase in Net
Assets resulting
from operations         $  7,926         $62,103       $22,106












                            Manor Investment Funds, Inc.
                         STATEMENT OF CHANGES IN NET ASSETS
                                    June 30, 2000

                            Manor Fund    Growth Fund   Bond Fund

Increase (Decrease)in Net
Assets from Operations

  Investment income-net      $ (4,125)      $ (4,114)    $10,263
  Net realized (loss)gain     (44,089)       (22,242)        -
  on investments
  Change in unrealized
  appreciation                 56,140         88,460      11,843

  Net increase in net           7,926         62,104      22,106
  assets resulting from
  operations

Distributions to Shareholders
from

  Investment income-net          -            -            -
  Net realized gain on
  investments                    -            -            -

Capital Share Transactions

  Proceeds from shares sold   259,363       749,572      418,514
  Payments for shares
  redeemed                   (411,052)      (49,669)     (71,385)

Total Increase               (143,763)      762,007      369,235

Net Assets

Beginning of period        2,955,948      1,137,452      427,419
End of  period           $ 2,812,185    $ 1,899,459     $796,654







    Manor Investment Funds, Inc.
15 Chester Commons, Malvern, PA  19355
610-722-0900         800-787-3334
Semi-Annual  Report
June 30, 2000
Fund Office:
15 Chester Commons
Malvern, PA 19355
610-722-0900      800-787-3334
www.manorfunds.com

Managed by:
Morris Capital Advisors, Inc.